TAXES (Details 1)	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
TAXES
China Income tax statutory rate	25.00%	25.00%
Permanent difference	(3.30%)	0.00%
Effect of PRC preferential tax rate	(52.80%)	(30.60%)
Non-PRC entities not subject to PRC income tax	31.50%	5.60%
Effective tax rate	0.50%	0.00%